Investments in Associates and Joint Ventures - Summarized Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [Line Items]
Assets	₩ 101,486,316	₩ 99,021,750
Liabilities	41,887,716	40,829,853
Equity	59,598,600	58,191,897	₩ 54,713,966	₩ 47,603,523
Sales	77,056,549	85,003,616	76,009,201
Net income (loss)	1,846,059	3,585,957	₩ 7,175,982
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		9,471
Liabilities		480
Equity		8,991
Net income (loss)		425,366
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	4,228,568	3,515,861
Liabilities	3,669,074	2,885,218
Equity	559,494	630,643
Sales	14,002
Net income (loss)	(28,880)	(8,447)
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	612,992	667,440
Liabilities	388,715	274,801
Equity	224,277	392,639
Sales	766,011	986,557
Net income (loss)	(168,553)	10,273
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		253,078
Liabilities		80,322
Equity		172,756
Sales		18,753
Net income (loss)		2,840
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	571,495	634,842
Liabilities	453,390	527,190
Equity	118,105	107,652
Sales	502,879	585,610
Net income (loss)	10,453	20,224
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	583,935	366,163
Liabilities	462,900	244,455
Equity	121,035	121,708
Net income (loss)	(1,824)	(1,175)
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	19,995	24,926
Liabilities	2,998	5,769
Equity	16,997	19,157
Sales	5,595	17,189
Net income (loss)	(2,160)	(1,521)
Domestic [member] | DaeSung SnM Co., Ltd (formerly, Daesung Steel) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	178,251	175,429
Liabilities	93,930	90,126
Equity	84,321	85,303
Sales	108,660	128,401
Net income (loss)	430	7,957
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	105,145	106,024
Liabilities	3,923
Equity	101,222	106,024
Sales	12,134	13,877
Net income (loss)	6,391	12,546
Domestic [member] | POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	431,090	447,604
Liabilities	170,518	175,229
Equity	260,572	272,375
Sales	194,238	252,246
Net income (loss)	2,998	27,628
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	10,929,518	9,859,888
Liabilities	3,007,919	2,152,428
Equity	7,921,599	7,707,460
Sales	8,146,546	7,706,908
Net income (loss)	2,826,424	2,542,223
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	838,180	823,800
Equity	838,180	823,800
Net income (loss)	64,687	49,341
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	224,406	262,724
Liabilities	25,475	57,242
Equity	198,931	205,482
Sales	63,338	147,843
Net income (loss)	43,591	96,534
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	659,704	663,509
Liabilities	242,566	245,499
Equity	417,138	418,010
Sales	1,647,395	1,881,946
Net income (loss)	50,675	26,106
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	3,058,209	3,022,659
Liabilities	2,632,239	2,412,377
Equity	425,970	610,282
Sales	1,106,369	1,368,730
Net income (loss)	(197,482)	(54,212)
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		4,422,752
Liabilities		3,678,956
Equity		743,796
Sales		3,101,132
Net income (loss)		500,082
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	826,886	712,633
Liabilities	398,751	270,668
Equity	428,135	441,965
Sales	340,341	473,494
Net income (loss)	(12,584)	(15,515)
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	389,077
Liabilities	2,237
Equity	386,840
Net income (loss)	79
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,758,765	1,705,670
Liabilities	611,484	546,262
Equity	1,147,281	1,159,408
Sales	434,358	447,696
Net income (loss)	201,031	200,246
Foreign [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,612,793	1,701,272
Liabilities	889,424	1,019,227
Equity	723,369	682,045
Sales	449,807	417,021
Net income (loss)	129,274	151,022
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,430,295	1,397,061
Equity	1,430,295	1,397,061
Net income (loss)	63,809	182,708
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	180,931	1,458,318
Liabilities	1,219,922	1,131,628
Equity	(1,038,991)	326,690
Sales	453,626	493,202
Net income (loss)	(1,480,586)	(22,768)
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	94,661	145,845
Liabilities	136	225
Equity	94,525	145,620
Sales	108,081	107,295
Net income (loss)	105,300	105,135
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	520,209	539,318
Liabilities	272,567	279,291
Equity	247,642	260,027
Sales	296,130	379,922
Net income (loss)	(26,786)	91,008
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	297,683	305,740
Liabilities	33,927	57,932
Equity	263,756	247,808
Sales	34,372	45,771
Net income (loss)	(21,081)	(3,176)
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	206,942	209,815
Liabilities	131,822	129,520
Equity	75,120	80,295
Sales	20,166	21,760
Net income (loss)	9,452	4,115
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	82,568	79,116
Liabilities	48,727	45,677
Equity	33,841	33,439
Sales	117,208	136,663
Net income (loss)	₩ 522	₩ (992)